STOCK OPTIONS	9 Months Ended
Sep. 30, 2011
STOCK OPTIONS [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
STOCK OPTIONS

On August 18, 2008, the Company adopted the MedPro Safety Products, Inc. 2008 Stock and Incentive Compensation Plan (“2008 Plan”) and issued stock options to its directors and employees in the amounts and on the terms agreed upon in the September 2007 stock purchase agreement with the Series A Stockholders.  The Company’s employees, including its three executive officers, were granted a total of 2,800,000 options.  The two non-employee directors each were granted 100,000 options.  The options may be exercised at an exercise price of $1.81 per share only on the earliest of the 30 days following January 1, 2013, the date of the holder’s death or 100% disability, termination of employment or service as a director, and the date of a change in control of the Company.  Because the exercise price was less than market price of MedPro stock on the date of grant, the Company set a date certain for the exercise of the options in order to qualify for exemptions from excise taxes under IRS deferred compensation rules.

The Company recorded unearned compensation expense of $14,580,000, or $4.86 per underlying share, for the grant of these 3,000,000 options. The unearned compensation was being charged to earnings over 24 months beginning on August 18, 2008.  The 24 month period coincides with the term of a non-competition covenant included in the option agreement.  The balance of the unearned compensation of $951,750 was expensed in the third quarter of 2010.  Unearned compensation was fully amortized into expense by the end of the third quarter of 2010.

On May 27, 2009, the Company awarded incentive stock options to purchase 185,715 common shares to all of its employees.  The exercise price of the options was $3.85 per share, the market price at the close of trading on the grant date, except that the exercise price for the options to purchase 25,974 shares awarded to the Company’s Chairman was $4.24, 110% of the market price, because he is a 10% shareholder.  The options are exercisable immediately and have a ten-year term, except for the Chairman’s options, which are limited to a five-year exercise term.  The Company recorded $355,106 of unearned compensation expense for the May 27, 2009 awards.  The Company is recording compensation expense over three different periods for the Chairman, other officers and other employees, respectively, at $5,819 per month or $17,457 for the three months ended September 30, 2011. Unearned compensation for these options was $191,484 at September 30, 2011.

The CEO’s options were valued based on a 2.5 year life with 1.23% risk-free return.  The other officer options were based on a 5 year life and a 2.43% risk-free return.  Finally, the employee options were based on a 6 year life and a 2.83% risk-free return.  The resulting values were $1.21, $1.90 and $2.09 per option, respectively, utilizing these inputs.

On August 24, 2009, the Company awarded options to purchase 50,000 shares to both of the directors appointed to its board in October 2008.  The options have the same terms as the options previously granted to the employees and the other directors in August 2008.  The option exercise price is $1.81 per share and the options may only be exercised between January 1, 2013 and January 31, 2013.  The unearned compensation booked at August 24, 2009 for these two options was $224,372. The Company recorded compensation expense of $16,674 for the three months ended September 30, 2011.  The factors utilized, at the issue date, to value these options were a volatility factor of 53%, a life of 2 years, $3.70 fair value at grant based on market prices and a 1.05% risk-free rate of return.  The resulting option value based on the $1.81 exercise price was $2.24.  There was no remaining unearned compensation for these options at September 30, 2011.

On October 6, 2009, the Company awarded incentive stock options to purchase 47,256 common shares to its employees, excluding officers.  The exercise price of the options was $3.65 per share, the market price at the close of trading on the grant date.  The options are exercisable immediately and have a ten-year term. The Company recorded $91,944 of unearned compensation expense for the October 6, 2009 awards.

The unearned compensation is being recorded as expense over a six year life of the options at $1,277 per month. The Company recorded compensation expense of $3,831 for the three months ended September 30, 2011.   The factors used to value these options, at the issue date, were a life of 6 years, market prices for the stock value ($3.65 exercise price at date of grant), a 55% volatility factor and a 2.25% risk-free return.  The resulting value was $1.95 per option.  Unearned compensation on these options was $61,513 at September 30, 2011.

On September 29, 2010, the Company awarded non-qualified stock options to purchase 575,000 common shares to its employees, including the COO and CFO, but excluding the CEO.  The exercise price of the options was $2.70 per share, the market price at the close of trading on the grant date.  The options are exercisable immediately and have a five-year term. The Company recorded $422,824 of unearned compensation expense for the September 29, 2010 awards.

The unearned compensation is being recorded as expense over a two and one-half year life for the officer options at $6,079 per month. The Company recorded compensation expense of $18,237 for the three month period ended September 30, 2011.   The employee options are being recorded over five years at $3,983 per month.  The Company recorded $11,948 of earned compensation for the three months ended September 30, 2011.

The factors used to value these options were a life of 2.5 and 5 years, market prices for the stock value ($2.70 exercise price at date of grant), a 34.79% volatility factor and a 0.67% and 1.28% risk-free return. The resulting values were $0.60 and $0.88 per option, respectively for officers and employees.  Unearned compensation on these options was $301,503 at September 30, 2011.

On February 2, 2011, the Compensation Committee of the Board awarded options to purchase 300,000 common shares to our CEO, one-third of the options vest on each of December 31, 2011, 2012 and 2013 provided our CEO continues to be employed by the Company on each vesting date. The exercise price is $2.62 and the options have a five-year exercise period after they vest. The earned portion of these options was $26,199 for the third quarter ended September 30, 2011.

We calculated the value of these options using a 2.5 year exercise period after vesting and based the valuation on the Black-Scholes formula utilizing the following inputs:

	Expected	Option			Risk Free
Option Vests	Exercise Date	Term	Price	Volatility %	Return %
12/31/2011	6/30/2014	3.5	$2.62	72.148%	1.12%
12/31/2012	6/30/2015	4.5	$2.62	72.148%	2.10%
12/31/2013	6/30/2016	5.5	$2.62	72.148%	2.10%

Based on the inputs, the options were valued as follows:

		Amortization
		of Earned	Unearned
		Compensation	Compensation
Option	Value	at September 30, 2011	September 30, 2011
12/31/2011	$132,103	$15,929	$116,174
12/31/2012	149,822	13,967	135,855
12/31/2013	162,750	12,361	150,389
	$444,675	$42,257	$402,418

On August 15, 2011, the Company issued a stock purchase option to the COO for 50,000 shares exercisable at $2.96 per share on or after the one year anniversary date after grant. The grant has a ten year term. The option was valued based on both a binomial model and the Black Scholes method of valuation. Factors used to value the option included a fair market value and exercise price of $2.96 at the date of grant, an expected exercise date of 36 months from the grant date, a risk free return of 0.34% and a volatility factor of 78.362%. The resulting market value of the option was $4.42 (binomial) to $4.43 (Black Scholes). The total unearned compensation recorded was $221,390. The earned portion recorded this quarter was $9,324.

On August 23, 2011, the Company granted five 25,000 share options to the non employee Directors. The options are exercisable on the one year anniversary, have a ten year term and were expected to be exercised within three years from the grant date for valuation purposes. The factors used to value these options, using the same two methods employed on the COO options, were a volatility factor of 77.821%, a risk free return rate of 0.38% and a fair market value and exercise price at the date of grant of $2.96. The resulting value for the options was $ 4.39 to $4.40 per share. The individual option blocks of 25,000 options were recorded as unearned compensation at $109,844 each for five separate grants totaling $549,220. The earned portion amortized to expenses in the third quarter was $19,240 for all five options.

Finally, on August 23, 2011, the Company issued a stock purchase option to the newest Director, for 50,000 shares exercisable at $1.81 per share on or after January 1, 2013 and before January 31, 2013. The grant has a 1.44 year estimated life. The option was valued based on both a binomial model and the Black Scholes method of valuation. Factors used to value the option included a fair market value of $2.96 and an exercise price of $1.81 at the date of grant, an expected exercise date of 1.44 years from the grant date, a risk free return of 0.22% and a volatility factor of 77.821%. The resulting market value of the option was $4.57 (binomial) to $4.56 (Black Scholes). The total unearned compensation recorded was $228,152. The earned portion recorded this quarter was $16,611.

The following table summarizes stock option activity for the periods indicated:

	Nine Months Ended September 30, 2011		Twelve Months Ended December 31, 2010
	Shares	Average weighted exercise price	Shares	Average weighted exercise price
Outstanding beginning of period	3,908,471	$2.10	3,332,971	$1.95
Granted	525,000	$2.66	575,500	$2.70
Exercised	—	—	—	—
Expired/Canceled	—	—	—	—
Outstanding, end of Period	4,433,471	$2.13	3,908,471	$2.06

The following table summarizes information about stock options outstanding and exercisable at September 30, 2011:

Weighted average exercise price	Options outstanding	Average weighted remaining contractual life (years)	Options Exercisable
$2.13	4,433,471	2.838	808,471